Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Claims recovery service income			$ 498,000		$ 498,000	[1]	$ 18,542,000	[1]
Interest expense	$ 97,953,000	[2]	42,390,000	[2]	289,169,000	[3]	121,011,000	[3]
Related Party [Member]
Related party expenses	45,100		0		200,000		400,000
Interest expense					226,500,000		84,700,000
VRM [Member]
Claims recovery service income					0		10,600,000
VRM [Member] | Related Party [Member]
Interest expense	73,400,000		37,100,000
MSP Recovery Law Firm [Member]
Related party expenses	$ 3,000,000		$ 4,200,000		19,200,000		29,700,000
MSP Recovery Law Firm [Member] | Related Party [Member]
Related party expenses					$ 300		$ 400,000

[1]	For the years ended December 31, 2022 and 2021, Claims recovery service income included $10.6 million, and $11.5 million, respectively, of Claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. See Note 15, Related Party Transactions, for further details.
[2]	For the three months ended March 31, 2024 and 2023, interest expense included $73.4 million and $37.1 million, respectively, related to interest expense due to VRM. See Note 15, Related Party Transactions, for further details.
[3]	For the year ended December 31, 2023 and 2022, Interest expense included $226.5 million and $84.7 million, respectively, of interest expense to related parties. For the year ended December 31, 2021 the interest expense to related parties was de minimis.